UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22277

American Funds U.S. Government Money Market Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

Steven I. Koszalka

American Funds U.S. Government Money Market Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds U.S. Government Money Market FundSM

Investment portfolio

June 30, 2017

unaudited

Short-term securities92.43% Federal agency discount notes51.77%	Yield at acquisition	Principal?amount (000)	Value (000)
Fannie Mae 7/12/2017	0.80%	$275,000	$274,942
Fannie Mae 7/17/2017	0.80	135,000	134,957
Fannie Mae 8/2/2017	0.97	100,000	99,930
Fannie Mae 8/16/2017	0.91	92,000	91,901
Fannie Mae 9/27/2017	1.01	23,250	23,193
Fannie Mae 10/10/2017	1.04	100,000	99,712
Federal Farm Credit Banks 7/11/2017	0.90	35,000	34,993
Federal Farm Credit Banks 7/12/2017	0.90	10,000	9,998
Federal Farm Credit Banks 7/13/2017	0.90	15,000	14,996
Federal Farm Credit Banks 7/14/2017	0.91	15,000	14,996
Federal Farm Credit Banks 7/17/2017	0.96	20,000	19,993
Federal Farm Credit Banks 7/18/2017	0.98	25,000	24,991
Federal Farm Credit Banks 7/25/2017	0.79	50,000	49,973
Federal Farm Credit Banks 8/8/2017	0.86	7,000	6,994
Federal Farm Credit Banks 8/15/2017	0.85	50,000	49,945
Federal Farm Credit Banks 8/23/2017	0.87	50,000	49,932
Federal Farm Credit Banks 9/18/2017	0.96	20,000	19,954
Federal Farm Credit Banks 9/26/2017	1.04	25,000	24,937
Federal Farm Credit Banks 9/27/2017	0.73	100,000	99,745
Federal Farm Credit Banks 10/17/2017	1.06	50,000	49,841
Federal Farm Credit Banks 10/27/2017	0.77	30,000	29,894
Federal Home Loan Bank 7/3/2017	0.80	29,500	29,500
Federal Home Loan Bank 7/5/2017	0.84	147,600	147,593
Federal Home Loan Bank 7/7/2017	0.81	295,000	294,973
Federal Home Loan Bank 7/10/2017	0.87	260,190	260,148
Federal Home Loan Bank 7/11/2017	0.83	274,200	274,148
Federal Home Loan Bank 7/12/2017	0.91	346,700	346,627
Federal Home Loan Bank 7/13/2017	0.87	132,100	132,070
Federal Home Loan Bank 7/14/2017	0.83	309,700	309,619
Federal Home Loan Bank 7/17/2017	0.87	35,000	34,989
Federal Home Loan Bank 7/18/2017	0.93	200,000	199,930
Federal Home Loan Bank 7/19/2017	0.89	310,900	310,785
Federal Home Loan Bank 7/21/2017	0.69	294,000	293,877
Federal Home Loan Bank 7/24/2017	0.98	263,750	263,621
Federal Home Loan Bank 7/26/2017	0.78	100,000	99,946
Federal Home Loan Bank 7/28/2017	0.84	98,000	97,942
Federal Home Loan Bank 8/1/2017	0.94	100,000	99,932
Federal Home Loan Bank 8/2/2017	0.88	250,000	249,825
Federal Home Loan Bank 8/4/2017	0.99	75,000	74,944
Federal Home Loan Bank 8/7/2017	1.00	300,000	299,754
Federal Home Loan Bank 8/8/2017	1.02	200,000	199,832
Federal Home Loan Bank 8/9/2017	1.01	110,000	109,900
Federal Home Loan Bank 8/10/2017	1.02	24,600	24,577
Federal Home Loan Bank 8/11/2017	1.03	74,800	74,728
Federal Home Loan Bank 8/14/2017	0.98	100,000	99,897
Federal Home Loan Bank 8/16/2017	0.99	250,000	249,730
Federal Home Loan Bank 8/18/2017	0.94	90,800	90,697

American Funds U.S. Government Money Market Fund — Page 1 of 5

unaudited

Short-term securities Federal agency discount notes (continued)	Yield at acquisition	Principal?amount (000)	Value (000)
Federal Home Loan Bank 8/22/2017	0.98%	$100,000	$99,872
Federal Home Loan Bank 8/23/2017	0.94	125,000	124,837
Federal Home Loan Bank 8/25/2017	0.96	91,100	90,976
Federal Home Loan Bank 8/29/2017	1.02	50,000	49,924
Federal Home Loan Bank 8/30/2017	0.99	30,000	29,954
Federal Home Loan Bank 9/1/2017	1.04	50,000	49,920
Federal Home Loan Bank 9/5/2017	1.02	50,000	49,915
Federal Home Loan Bank 9/6/2017	1.01	116,200	115,999
Federal Home Loan Bank 9/8/2017	1.01	35,000	34,935
Federal Home Loan Bank 9/13/2017	1.01	100,000	99,801
Federal Home Loan Bank 9/15/2017	1.01	123,000	122,748
Federal Home Loan Bank 9/20/2017	1.03	126,100	125,814
Federal Home Loan Bank 9/22/2017	1.04	35,400	35,318
Federal Home Loan Bank 9/25/2017	1.03	100,000	99,759
Federal Home Loan Bank 9/26/2017	1.05	136,300	135,967
Federal Home Loan Bank 10/2/2017	1.03	147,100	146,716
Federal Home Loan Bank 10/3/2017	1.04	110,100	109,809
Federal Home Loan Bank 10/4/2017	1.03	50,000	49,866
Federal Home Loan Bank 10/11/2017	1.02	100,000	99,709
Federal Home Loan Bank 10/13/2017	0.94	25,000	24,926
Federal Home Loan Bank 10/16/2017	1.05	100,000	99,694
Federal Home Loan Bank 10/24/2017	1.08	50,000	49,834
Federal Home Loan Bank 11/1/2017	1.01	50,000	49,819
Federal Home Loan Bank 11/20/2017	0.98	47,000	46,798
Freddie Mac 7/5/2017	0.87	25,000	24,999
Freddie Mac 8/3/2017	0.83	48,900	48,864
Freddie Mac 8/4/2017	0.83	100,000	99,925
Freddie Mac 9/5/2017	0.88	100,000	99,830
Freddie Mac 9/6/2017	0.98	149,100	148,842
Freddie Mac 9/7/2017	0.94	50,000	49,912
Freddie Mac 9/11/2017	1.01	50,000	49,903
Freddie Mac 10/3/2017	0.97	40,000	39,894
Freddie Mac 10/10/2017	0.99	50,000	49,856
Freddie Mac 10/11/2017	0.99	50,000	49,855
Freddie Mac 10/17/2017	1.02	100,000	99,691
Freddie Mac 10/26/2017	1.06	50,000	49,831
Freddie Mac 11/3/2017	1.08	50,000	49,816
Freddie Mac 11/28/2017	1.02	50,000	49,771
			8,749,300
U.S. Treasury bills32.38%
U.S. Treasury Bills 7/6/2017	0.78	511,800	511,769
U.S. Treasury Bills 7/13/2017	0.72	519,200	519,081
U.S. Treasury Bills 7/20/2017	0.59	504,800	504,598
U.S. Treasury Bills 7/27/2017	0.66	589,000	588,682
U.S. Treasury Bills 8/3/2017	0.70	600,000	599,514
U.S. Treasury Bills 8/10/2017	0.87	100,000	99,907
U.S. Treasury Bills 8/17/2017	0.88	200,000	199,766
U.S. Treasury Bills 8/24/2017	0.90	350,000	349,527
U.S. Treasury Bills 9/7/2017	0.94	100,000	99,824
U.S. Treasury Bills 9/21/2017	0.93	470,600	469,593
U.S. Treasury Bills 9/28/2017	0.89	200,000	199,516
U.S. Treasury Bills 10/5/2017	0.89	450,000	448,785
U.S. Treasury Bills 10/19/2017	0.90	75,000	74,767
U.S. Treasury Bills 10/26/2017	0.95	200,000	199,342

American Funds U.S. Government Money Market Fund — Page 2 of 5

unaudited

Short-term securities U.S. Treasury bills (continued)	Yield at acquisition	Principal?amount (000)	Value (000)
U.S. Treasury Bills 11/16/2017	1.03%	$250,000	$249,003
U.S. Treasury Bills 11/24/2017	1.02	150,000	149,364
U.S. Treasury Bills 12/7/2017	1.10	34,600	34,438
U.S. Treasury Bills 12/21/2017	1.10	100,000	99,494
U.S. Treasury Bills 12/28/2017	1.09	75,000	74,585
			5,471,555
Repurchase agreements8.28%
Overnight repurchase agreements*		1,400,000	1,400,000
Total short-term securities (cost: $15,620,645,000)			15,620,855
Bonds, notes & other debt instruments7.26% U.S. Treasury bonds & notes7.26% U.S. Treasury7.26%
U.S. Treasury 0.875% 2017		75,000	74,948
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.077%) 1.080% 20171		250,000	250,020
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.168%) 1.171% 20171		225,000	225,146
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.17%) 1.173% 20181		100,000	100,194
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.19%) 1.193% 20181		200,000	200,374
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.272%) 1.275% 20181		150,000	150,283
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.14%) 1.143% 20191		225,000	225,340
			1,226,305
Total bonds, notes & other debt instruments (cost: $1,224,996,000)			1,226,305
Total investment securities 99.69% (cost: $16,845,641,000)			16,847,160
Other assets less liabilities 0.31%			51,864
Net assets 100.00%			$16,899,024

*Repurchase agreements

The fund held overnight repurchase agreements as of June 30, 2017. Additional details on repurchase agreements appear in the following table.

Counterparty	Lending rate	Settlement date	Maturity date	Collateralized by	Collateral received, at value (000)	Repurchase agreement, at value (000)	Repurchase agreement proceeds to be received (000)
Bank of Montreal	1.04%	6/30/2017	7/3/2017	U.S. Treasury Securities 1.00%-3.625% 2018-2027	$ 102,000	$ 100,000	$ 100,009
BNP Paribas	1.09	6/30/2017	7/3/2017	U.S. Treasury Securities 0.125%-8.875% 2018-2027	306,000	300,000	300,027
Société Générale	1.10	6/30/2017	7/3/2017	U.S. Treasury Securities 1.625%-1.75% 2023	102,000	100,000	100,009
Toronto Dominion	1.12	6/30/2017	7/3/2017	U.S. Treasury Securities 0%-6.625% 2017-2027	408,000	400,000	400,037
Wells Fargo	1.09	6/30/2017	7/3/2017	U.S. Treasury Securities 0%-1.75% 2017-2022	153,000	150,000	150,014
Merrill Lynch	1.08	6/30/2017	7/3/2017	U.S. Treasury Securities 2.00% 2026	357,000	350,000	350,031
					$ 1,428,000	$ 1,400,000	$ 1,400,127

1	Coupon rate may change periodically.

American Funds U.S. Government Money Market Fund — Page 3 of 5

unaudited

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open and when deemed prudent to do so by the fund’s officers on days when the New York Stock Exchange is closed. Shares of the fund are valued in accordance with U.S. Securities and Exchange Commission rules, using the penny-rounding method, which permits the fund to maintain each share class at a constant net asset value of $1.00 per share.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Repurchase agreements and daily variable rate notes are generally valued at par. When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At June 30, 2017, all of the fund’s investment securities were classified as Level 2.

American Funds U.S. Government Money Market Fund — Page 4 of 5

unaudited

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$2,236
Gross unrealized depreciation on investment securities	(717)
Net unrealized appreciation on investment securities	1,519
Cost of investment securities	16,845,641

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Securities offered through American Funds Distributors, Inc.

MFGEFPX-059-0817O-S60727	American Funds U.S. Government Money Market Fund — Page 5 of 5

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS U.S. GOVERNMENT MONEY MARKET FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Vice Chairman, President and Principal Executive Officer

Date: August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Vice Chairman, President and Principal Executive Officer

Date: August 28, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 28, 2017